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                              MATTHEWS INTERNATIONAL FUNDS
                               Matthews Pacific Tiger Fund
                                   Matthews Korea Fund
                           Matthews Dragon Century China Fund
                                     Class A Shares

                           Supplement dated September 1, 1998
                          to Prospectus dated December 31, 1997

Effective September 1, 1998, Class A Shares of the Matthews Dragon Century China Fund are not offered to investors at this time.






















                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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